Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current prepayments and other current assets [abstract]
Receivables for the sales of mobile handsets, net of allowance			¥ 2,221
Prepaid rental	¥ 2,207		2,305
Deposits and prepayments	1,847		1,579
Advances to employees	22		20
VAT recoverable	4,568		4,948
Prepaid enterprise income tax	312		438
Others	2,150		2,290
Total	¥ 11,106	$ 1,615	¥ 13,801